SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 20, 2016	Sep. 30, 2017	Dec. 31, 2016
Schedule of non-cash investing and financing activities and other supplemental data
The Company's non-cash investing and financing activities and other supplemental data were as follows:

	Nine Months Ended September 30,
	2017	2016
Non-Cash Investing and Financing Activities:
Continuing Operations:
Conversion of notes payable to affiliates and related parties of $1,750,000 (together with accrued and unpaid interest and applicable premium) to common stock (See Note 9)	$2,264,252	$—
Property and equipment accrued but unpaid	84,847	83,722
Leasehold improvements paid by landlord	3,998	—
Notes payable to vendor	25,879	—
Supplemental Data:
Cash interest paid	1,481,363	931,345
Income taxes paid, net	26,396	5,342

        During 2016, the Company's non-cash investing and financing activities and other supplemental data were as follows:

Non-Cash Investing and Financing Activities:
Continuing Operations:
Property and equipment accrued but unpaid	$155,653
Distributions declared but not paid	79,617
Notes payable to vendor	12,449
Deferred financing costs accrued but unpaid	2,570
Supplemental Data:
Cash interest paid	1,092,114
Income taxes paid, net	1,538

Cablevision Systems Corporation And Subsidiaries
Schedule of non-cash investing and financing activities and other supplemental data

		Years Ended December 31,
	January 1, 2016 to June 20, 2016
		2015	2014
Non-Cash Investing and Financing Activities:
Continuing Operations:
Property and equipment accrued but unpaid	$68,356	$63,843	$48,824
Notes payable to vendor	—	8,318	34,522
Capital lease obligations	—	19,987	30,603
Intangible asset obligations	290	1,121	525
Non-Cash Investing and Financing Activities:
Dividends payable on unvested restricted share awards	—	3,517	3,809
Supplemental Data:
Continuing Operations:
Cash interest paid	258,940	560,361	550,241
Income taxes paid, net	7,082	3,849	10,598